Events Occurring After the Reporting Date - Additional Information (Detail) £ in Thousands, $ in Thousands	Jul. 09, 2019 AUD ($)	Sep. 23, 2019 AUD ($)	Sep. 23, 2019 GBP (£)
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of institutional placement	$ 4,000
Entitlement offer to receive	6,000
Total capital raising amount	$ 10,000
Completion date of placement	Jul. 17, 2019
Completion date of entitlement offer	Aug. 06, 2019
Milestone payments [member] | Glaxo Smith Kline (GSK) [member]
Disclosure of non-adjusting events after reporting period [line items]
Milestone payment		$ 7,390	£ 4,000